Average Annual Total Returns{- Fidelity Series Large Cap Growth Index Fund} - 04.30 Fidelity Series Large Cap Growth Index Fund Series Pro-03 - Fidelity Series Large Cap Growth Index Fund	Fidelity Series Large Cap Growth Index Fund Return Before Taxes Past 1 year	Fidelity Series Large Cap Growth Index Fund Return Before Taxes Since Inception		Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions Since Inception		Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Since Inception
Total	38.34%	23.36%	[1]	36.91%	22.54%	[1]	22.94%	18.05%	[1]	38.49%	23.41%	[1]

[1]	(a)From August 17, 2018